Label	Element	Value
BNY Mellon Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	June 9, 2020 BNY MELLON FUNDS TRUST BNY Mellon Municipal Opportunities Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Municipal Opportunities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective July 9, 2020, the following information supersedes and replaces the information contained in the first and second sentences of the second paragraph of the sections of the Fund's Prospectus entitled "Fund Summary – BNY Mellon Municipal Opportunities Fund - Principal Investment Strategy" and "Fund Details – Goal and Approach – BNY Mellon Municipal Opportunities Fund":

The fund invests at least 50% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser").  For additional yield, the fund may invest up to 50% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by BNYM Investment Adviser.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Effective July 9, 2020, the fund may be subject to ETF and other investment company risk as an additional risk that is not anticipated to be a principal risk of investing in the fund.